Related Party Transactions, Balances and Loans - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Jan. 11, 2022
Kaisa Property Management (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Property management fees		$ 1,100,000	$ 3,100,000	$ 2,900,000	$ 1,300,000	$ 500,000
Kaisa Property Management (Shenzhen) Co., Ltd | Unsecured and Interest-free Debts
Related Party Transaction [Line Items]
Amount payable to related parties			1,800,000	600,000	200,000
Greater Sail | Unsecured and Interest-free Debts
Related Party Transaction [Line Items]
Amount payable to related parties			146,900,000	$ 146,900,000	$ 146,900,000
IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Debt instrument outstanding balance		12,000,000	15,000,000				$ 12,900,000
Debt instrument capitalized interest		900,000	900,000				1,300,000
Stock issued during period, shares, new issues	4,338,791
IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument outstanding balance		3,000,000	3,800,000				3,200,000
Debt instrument capitalized interest		$ 200,000	$ 300,000				$ 300,000
Stock issued during period, shares, new issues	1,102,707
Settlement and Release Agreements [Member] | British Virgin Island [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	231,167
Amount Of Principal And Capitalized Interest Outstanding	$ 404,541,530
Settlement and Release Agreements [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Amount Of Principal And Capitalized Interest Outstanding	$ 4,338,791,000
Stock issued during period, shares, new issues	2,479,309
Shares issued, price per share	$ 1.75
Settlement and Release Agreements [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	630,118
Amount Of Principal And Capitalized Interest Outstanding	$ 1,102,707,000
Stock issued during period, shares, new issues	861,285
Shares issued, price per share	$ 1.75
Private Placement [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	8,821,273
Sale of Stock, Price Per Share	$ 1.75
Sale of Stock, Consideration Received on Transaction	$ 15,400,000
Share Repurchase Program, Authorized, Number of Shares	2,857,143
Stock issued during period, shares, new issues	8,821,273
Shares issued, price per share	$ 1.75
Private Placement [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Share Repurchase Program, Authorized, Amount	$ 5,000,000
Private Placement [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Share Repurchase Program, Authorized, Number of Shares	2,285,714
Share Repurchase Program, Authorized, Amount	$ 4,000,000
Promissory Notes [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 15,000,000
Promissory Notes [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								5,000,000
Debt instrument not withdrawn								$ 1,250,000
Debt instrument, interest rate								10.00%
Debt instrument, fee amount								$ 3,750,000
Promissory Notes [Member] | CHINA | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate								4.75%